NET SALES (Tables)	12 Months Ended
Dec. 31, 2024
Net Sales
Schedule of net sales

	2024	2023	2022
Gross sales	134,130.9	120,117.7	125,907.2
Excise duty	(27,417.9)	(25,227.5)	(24,851.4)
Discounts	(17,260.3)	(15,153.3)	(21,347.0)
	89,452.7	79,736.9	79,708.8